Noncontrolling Interest (Narrative) (Details) CAD / shares in Units, $ / shares in Units, shares in Millions, CAD in Millions, $ in Millions						3 Months Ended												4 Months Ended		12 Months Ended
	Sep. 26, 2014 CAD CAD / shares shares	Jun. 03, 2014 CAD shares	Jun. 03, 2014 CAD	Jun. 03, 2014 USD ($)	May. 29, 2014 CAD CAD / shares	Dec. 31, 2015 $ / shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Sep. 25, 2014 CAD / shares	Sep. 25, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest																					$ 1,462
Gain (Loss) on Disposition of Stock in Subsidiary																					2,100
Noncontrolling Interest, Decrease from Deconsolidation																					133
Net earnings attributable to noncontrolling interest																					34
Dividends on Common Shares																				$ 225	$ 207	$ 494
Common Stock, Dividends, Per Share, Cash Paid | $ / shares						$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.20	$ 0.20	$ 0.20			$ 0.28	$ 0.28	$ 0.67
Distributions to Noncontrolling Interest Owners																					$ (18)
PrairieSky Royalty Ltd [Member]
Noncontrolling Interest [Line Items]
Dividends on Common Shares																			$ 38
Common Stock, Dividends, Per Share, Cash Paid | CAD / shares																		CAD 0.3174
PrairieSky Royalty Ltd [Member] | Subsidiary IPO [Member]
Noncontrolling Interest [Line Items]
Sale of Stock in Subsidiary, Price Per Share | CAD / shares					CAD 28.00
Sale of Stock in Subsidiary, Transaction date					May 29, 2014
Sale of Stock, Consideration Received on Transaction			CAD 1,670.0	$ 1,540	CAD 1,460.0
PrairieSky Royalty Ltd [Member] | Over-Allotment Option [Member]
Noncontrolling Interest [Line Items]
Sale of Stock in Subsidiary, Number of Shares Sold in Transaction | shares		7.8
Sale of Stock in Subsidiary, Transaction date		Jun. 03, 2014
Sale of Stock, Consideration Received on Transaction | CAD		CAD 218.4
Sale of Stock, Percentage of Ownership after Transaction		54.00%
Sale of Stock in Subsidiary, Number of Shares Owned after Transaction | shares		70.2
PrairieSky Royalty Ltd [Member] | Secondary Public Offering [Member]
Noncontrolling Interest [Line Items]
Sale of Stock in Subsidiary, Number of Shares Sold in Transaction | shares	70.2
Sale of Stock in Subsidiary, Price Per Share | CAD / shares	CAD 36.50
Sale of Stock in Subsidiary, Transaction date	Sep. 26, 2014
Sale of Stock, Consideration Received on Transaction | CAD	CAD 2,600.0
Sale of Stock, Percentage of Ownership after Transaction	0.00%
Gain (Loss) on Disposition of Stock in Subsidiary																					2,094
Property, Plant and Equipment, Gross, Period Increase (Decrease)																					(258)
Goodwill, Written off Related to Sale of Business Unit																					39
Noncontrolling Interest, Decrease from Deconsolidation																					133
Paid In Suplus Before Transaction Costs [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest																					1,427
Paid In Surplus, Transaction Costs
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest																					(82)
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest																					117
Noncontrolling Interest, Decrease from Deconsolidation																					133
Distributions to Noncontrolling Interest Owners																					$ (18)